Segment Reporting, including Geographic Area Data and Major Customers - Depreciation expense by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 373,546	$ 258,264	$ 248,018
Depreciation and amortization, discontinued operations			246,620
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	179,995	163,390
Depreciation and amortization, discontinued operations			147,502
Operating Segments | Issuer Solutions
Segment Reporting Information [Line Items]
Depreciation and amortization	141,309	134,436	125,422
Operating Segments | Merchant Solutions
Segment Reporting Information [Line Items]
Depreciation and amortization	25,553	18,268	14,571
Operating Segments | Netspend
Segment Reporting Information [Line Items]
Depreciation and amortization	13,133	10,686	7,509
Segment Reconciling Items
Segment Reporting Information [Line Items]
Acquisition intangible amortization	189,990	92,521	96,970
Corporate Administration and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	3,561	2,353	2,148
Acquisition intangible amortization	$ (135,996)	$ (109,036)	$ (107,175)